Shareholder Loan (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Shareholder Loan Details Narrative
Shareholder loan advance	$ 0	$ 278
Shareholder loan payment	$ 6,954	$ 7,293